Expense Example - The Hartford International Growth Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	675	951	1,248	2,090	308	661	1,141	2,465	100	312	542	1,201	160	506	877	1,918	129	411	714	1,575	102	318	552	1,225	87	282	494	1,103	97	316	552	1,231	87	282	494	1,103